Significant Accounting Policies (Tables)	12 Months Ended
May 31, 2019
Accounting Policies [Abstract]
Changes in Allowance for Doubtful Accounts
Changes in the allowance for doubtful accounts were as follows:

	As of May 31,
	2018	2019
	US$	US$
Beginning balance	1,180	1,399
Charge during the year	576	146
Written-off	(357)	(794)

Ending balance	1,399	751

Estimated Useful Lives of Assets	Depreciation and amortization are calculated on a straight line basis over the following estimated useful lives:

Buildings	20-50 years
Transportation equipment	10 years
Furniture and education equipment	5 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of the lease term or estimated useful life

Disaggregation of Net Revenues	The Group’s revenue is reported net of VAT and surcharges.

Disaggregation of net revenues	Language training and test preparation courses	Others	Total
Educational programs and services	2,605,829	179,425	2,785,254
Books and other services	—	311,237	311,237

	2,605,829	490,662	3,096,491

Schedule of New Accounting Pronouncements and Changes in Accounting Principles
The following table presents the impact of the adoption of Topic 606 on the consolidated balance sheet and statement of operations as of and for the year ended May 31, 2019:

	As of and for the year ended May 31, 2019
	As reported	Balances without adoption of Topic 606	Effect change higher/(lower)
Net revenues	3,096,491	3,097,061	(570)
Accrued expenses and other current liabilities	576,521	500,300	76,221
Deferred revenue	1,301,103	1,376,754	(75,651)
Retained earnings at beginning	1,353,644	1,352,543	1,101